Fair value of Above / Below Market Acquired Time Charters:	6 Months Ended
Jun. 30, 2020
Fair Value Of Above Below Market Acquired Time Charters
Fair value of Above / Below Market Acquired Time Charters:

7.       Fair value of Above / Below Market Acquired Time Charters:

Details of the Company’s fair value of above/below market acquired time charters are discussed in Note 8 of the Company’s consolidated financial statements for the year ended December 31, 2019, included in the 2019 Annual Report and no change took place in the six month period ended June 30, 2020.

For the six-month period ended June 30, 2019, the amortization of fair value of the below market acquired time charters was $1,353 and of the above market acquired time charters was $167. For the six-month period ended June 30, 2020, the amortization of fair value of the below market acquired time charters was $718 and nil for the above market acquired time charters. Such amounts are included under “Voyage revenues” in the unaudited interim condensed consolidated statements of operations. The accumulated amortization of the below market time charters as of June 30, 2020 was $3,035.

The unamortized balance of the intangible liability as of June 30, 2020 of $1,755 is expected to be amortized over the weighted average period of 1.90 years as follows:

Twelve month periods ending	Amount
June 30, 2021	$924
June 30, 2022	831
June 30, 2023	—
Total	$1,755